Note 9 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2026	93,393	50.72
Granted	-	-
Vested	-	-
Forfeited	(500)	48.42
Unvested on June 30, 2026	92,893	50.73